Property and Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 3 – PROPERTY AND EQUIPMENT

The components of property and equipment are as follows:

	2020	2019
Computer Equipment	$4,000	$4,000
Accumulated depreciation	(3,000)	(1,000)
Property and equipment, net	$1,000	$3,000

The carve-out statements of operations include both depreciation expense directly identifiable as BIGtoken’s and allocated depreciation expense from SRAX, Inc. The following table summarizes BIGtoken’s depreciation expense for the periods indicated:

	2020	2019
Directly identifiable as BIGtoken’s	$2,000	$1,000
Allocated from SRAX, Inc.	43,000	70,000
Depreciation expense	$45,000	$71,000